UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================

                                 FMC SELECT FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2008

ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of (31.94%) for the year ended October 31, 2008. While we are not pleased with having lost money during this period, the Fund outperformed its benchmark, the S&P 500 Composite Index which had a total return of (36.10%). The Fund also was in the top decile of its peer group, the Morningstar Large Blend Fund Category which had a total return of (37.17%). As of October 31, 2008, 95% of the Fund's net assets were invested in equities.

For a longer view, from inception more than 13 years ago (May 8, 1995) through October 31, 2008, the Fund had a total return of 221.05% (9.04% annualized). This compares favorably with the 113.28% return (5.77% annualized) for our benchmark (the S&P 500 Composite Index since July 1, 2007, and an 80% weighting of the S&P 500 Composite Index and a 20% weighting of the Merrill Lynch 1-10 Year Corporate/Government Bond Index from inception through June 30, 2007) and the 92.00% return (4.95% annualized) for our peer group (the Morningstar Large Blend Fund Category since July 1, 2007 and the Lipper Mixed-Asset Target Fund Universe from inception through June 30, 2007*).

We are now in a financial crisis brought about by a number of factors including lax accounting rules, the undisciplined use of leverage, the unsuitable use of complex derivatives and other financial instruments, and the apparent gaming of the system by hedge funds. During this period of significant upheaval in the financial marketplace, we want to reemphasize our commitment to the core values and philosophy which have served our clients well since the founding of First Manhattan Co. in 1964. More than four decades later, our firm remains an owner-operated business, focused on providing our clients with professional investment management and outstanding service.

Much of the Fund's outperformance for the year ended October 31, 2008 was a function of what we chose not to own. The Fund was underweighted in the financial services industry, given that many of the firms in that industry are "creatures of the capital markets" requiring significant leverage. Our aversion to businesses that require significant leverage has served us well during the current massive deleveraging that some have labeled as "The Great Unwinding." We are now "watching the movie in reverse," as the cathartic process of asset deflation and deleveraging unwinds the overinvestment in housing and related sectors from the early and middle part of this decade. In addition, the Fund was underweighted in the materials and industrial sectors, given our aversion to businesses with materially more cyclicality than the overall economy. Interestingly, many of the businesses in these sectors also took on significantly more leverage as the boom in commodities gained steam, providing us with an additional reason to limit our exposure to them.

Turning to the overall portfolio, as value investors, we examine many measurements to determine the value of businesses. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials Index and the yield available from the 30-year U.S. Treasury. As of October 31, 2008, the portfolio had an earnings yield of 8.6%, above the 7.2% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was also above the 4.4% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, the portfolio's earnings are estimated to increase by 69% over the next five years, which would increase the earnings yield at that time to 14.5% based on current prices.

* The Lipper Mixed-Asset Target Fund Universe provides performance information only from month end; in this instance, performance is reflected from April 30, 1995.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

                                                    S&P
                                   FMC SELECT   INDUSTRIALS
                                      FUND         INDEX
                                   ----------   -----------
QUALITY

Return-on-Equity (ROE) [1]            31%          15%
Period Needed to Retire
   Debt from Free Cash Flow [2]        1 Year       6 Years
Estimated Annual EPS Growth
   for 2008-2013                      11%           8%

VALUATION

   2008 Estimated Price/Earnings      11.7X        13.9X

[1] ROE is based on net income for the trailing four quarters ended 9/30/08 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P Industrials Index, we believe that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,


/s/ Bernard Groveman
Bernard Groveman
Portfolio Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTSORINVESTMENT ADVICE.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
               FMC SELECT FUND VERSUS THE S&P 500 COMPOSITE INDEX,
          THE MERRILL LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX,
         AND AN 80/20 BLEND OF THE REFERENCED S&P AND MERRILL INDICES.

                                TOTAL RETURN(1)
                       For Periods Ended October 31, 2008

           Annualized   Annualized   Annualized
One Year     3 Year       5 Year       10 Year
 Return      Return       Return       Return
--------   ----------   ----------   ----------
(31.94%)     (5.49%)      (0.53%)       5.03%

                              (PERFORMANCE GRAPH)

                                80/20 Blend of the S&P 500
                                    Composite Index and
             FMC Select Fund      Merrill Lynch Indices(4)
             ---------------   ----------------------------
10/31/98         $10,000                 $10,000
10/31/99          11,818                  12,045
10/31/00          13,223                  12,812
10/31/01          14,192                  10,506
10/31/02          14,364                   9,367
10/31/03          16,775                  11,028
10/31/04          18,208                  11,955
10/31/05          19,355                  12,800
10/31/06          21,548                  14,585
10/31/07          24,003                  16,450
10/31/08          16,337                  10,512

                              (PERFORMANCE GRAPH)

                               S&P 500 Composite   Merrill 1-10 Year Corporate/
             FMC Select Fund        Index(2)        Government Bond Index(3)
             ---------------   -----------------   ----------------------------
10/31/98         $10,000            $10,000                  $10,000
10/31/99          11,818             12,567                   10,091
10/31/00          13,223             13,332                   10,748
10/31/01          14,192             10,012                   12,279
10/31/02          14,364              8,500                   13,009
10/31/03          16,775             10,267                   13,682
10/31/04          18,208             11,235                   14,259
10/31/05          19,355             12,214                   14,311
10/31/06          21,548             14,210                   14,979
10/31/07          24,003             16,279                   15,819
10/31/08          16,337             10,403                   15,879

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund may be worth less than its original cost. The Fund performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance of the index would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).

(2) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the stock market through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.

(4) Effective July 1, 2007, the graph represents 100% of the S&P 500 Index. Prior to July 1, 2007, the graph represented an 80/20 blend of the S&P 500 and Merrill Lynch indices.

                            PORTFOLIO COMPOSITION(5)

                                  (PIE CHART)

Commercial Mortgage Obligation                 0.4%
Utilities                                      0.4%
U.S. Government Mortgage-Backed Obligations    0.1%
Miscellaneous                                 18.2%
Retail                                        14.7%
Health Care                                   13.8%
Miscellaneous Consumer                        12.1%
Services                                       9.9%
Media                                          7.4%
Financial Services                             6.5%
Energy                                         5.2%
Food                                           3.1%
Technology                                     2.9%
Health Care Services                           1.9%
Banks                                          1.4%
Residential Mortgage Obligations               0.9%
Cash Equivalent                                0.7%
Corporate Obligations                          0.4%

(5) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2008

                                                                          Value
                                                                Shares    (000)
                                                               -------   -------
COMMON STOCK (94.9%)
BANKS (1.3%)
   TF Financial ............................................    32,000   $   605
   U.S. Bancorp ............................................    65,000     1,937
                                                                         -------
                                                                           2,542
                                                                         -------
ENERGY (5.1%)
   ENSCO International .....................................   164,200     6,241
   Nabors Industries Ltd.* .................................   243,600     3,503
                                                                         -------
                                                                           9,744
                                                                         -------
FINANCIAL SERVICES (6.3%)
   Franklin Resources ......................................    98,700     6,712
   Marsh & McLennan ........................................    51,500     1,510
   Phoenix .................................................   154,396       999
   Western Union ...........................................   189,850     2,897
                                                                         -------
                                                                          12,118
                                                                         -------
FOOD (3.0%)
   Nestle ADR ..............................................   150,000     5,768
                                                                         -------
HEALTH CARE (13.4%)
   Abbott Laboratories .....................................    53,700     2,962
   Amgen* ..................................................   121,480     7,275
   Baxter International ....................................   125,275     7,578
   Novartis ................................................   129,300     6,593
   Teva Pharmaceutical Industries Ltd. ADR .................    28,000     1,201
                                                                         -------
                                                                          25,609
                                                                         -------
HEALTH CARE SERVICES (1.9%)
   IMS Health ..............................................    39,426       565
   UnitedHealth Group ......................................   126,004     2,990
                                                                         -------
                                                                           3,555
                                                                         -------
MEDIA (7.3%)
   Harte-Hanks .............................................   431,950     3,032
   Omnicom Group ...........................................   189,020     5,584
   Viacom, Cl B* ...........................................   260,900     5,275
                                                                         -------
                                                                          13,891
                                                                         -------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2008

                                                                          Value
                                                               Shares     (000)
                                                              -------   --------
MISCELLANEOUS (17.7%)
   3M .....................................................   108,800   $  6,996
   Berkshire Hathaway, Cl A* ..............................        41      4,735
   Berkshire Hathaway, Cl B* ..............................     1,631      6,263
   General Electric .......................................   298,900      5,831
   Leucadia National ......................................   262,410      7,043
   Robert Half International ..............................   157,900      2,980
                                                                        --------
                                                                          33,848
                                                                        --------
MISCELLANEOUS CONSUMER (11.8%)
   Dorel Industries, Cl B .................................   199,800      4,445
   Kimberly-Clark .........................................    81,200      4,977
   Reckitt Benckiser Group(1) .............................   310,800     13,107
                                                                        --------
                                                                          22,529
                                                                        --------
RETAIL (14.3%)
   Autozone* ..............................................    65,300      8,312
   CVS/Caremark ...........................................   305,000      9,348
   Kohl's* ................................................   110,200      3,872
   Lowe's .................................................   267,200      5,798
                                                                        --------
                                                                          27,330
                                                                        --------
SERVICES (9.6%)
   Expedia* ...............................................   100,000        951
   McGraw-Hill ............................................   202,100      5,424
   Monster Worldwide* .....................................    60,000        855
   Moody's ................................................   234,600      6,006
   NYSE Euronext ..........................................   172,500      5,206
                                                                        --------
                                                                          18,442
                                                                        --------
TECHNOLOGY (2.8%)
   Amdocs Ltd.* ...........................................   237,500      5,358
                                                                        --------
UTILITIES (0.4%)
   Florida Public Utilities ...............................    60,499        719
                                                                        --------
TOTAL COMMON STOCK
   (Cost $179,448) ........................................              181,453
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2008

                                                                                Face
                                                                               Amount   Value
                                                                                (000)    (000)
                                                                               ------   ------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.9%)
   Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
      5.500%, 05/25/35 .....................................................   $1,124   $  810
   Countrywide Home Loan Mortgage Pass Through Trust, Ser J9, Cl 2A6
      5.500%, 01/25/35 .....................................................      467      381
   Credit Suisse First Boston Mortgage Securities, Ser CK1, Cl A3
      6.380%, 12/18/35 .....................................................      444      433
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 .....................................................       52       45
                                                                                        ------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $2,148) ...........................................................             1,669
                                                                                        ------
COMMERCIAL MORTGAGE OBLIGATION (0.4%)
   Credit Suisse First Boston Mortgage Securities Corporation, Ser 1, Cl 3A1
      5.250%, 02/25/35 .....................................................    1,000      816
                                                                                        ------
TOTAL COMMERCIAL MORTGAGE OBLIGATION
   (Cost $1,001) ...........................................................               816
                                                                                        ------
CORPORATE OBLIGATIONS (0.4%)
   Blyth
      5.500%, 11/01/13 .....................................................      950      731
   General Motors, Ser 91-A2
      8.950%, 07/02/09 .....................................................       49       50
                                                                                        ------
TOTAL CORPORATE OBLIGATIONS
   (Cost $995) .............................................................               781
                                                                                        ------
U.S.GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (0.1%)
   Federal National Mortgage Association
      5.500%, 01/01/09 .....................................................       13       13
   Government National Mortgage Association, Ser 58, Cl VA
      5.500%, 10/16/13 .....................................................       90       92
                                                                                        ------
TOTAL U.S.GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $106) .............................................................               105
                                                                                        ------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2008

                                                                                             Value
                                                                                 Shares      (000)
                                                                               ---------   --------
CASH EQUIVALENT (0.6%)
   Dreyfus Treasury Prime Cash Management Fund, 0.670%(2) ..................   1,232,305   $  1,232
                                                                                           --------
TOTAL CASH EQUIVALENT
   (Cost $1,232) ...........................................................                  1,232
                                                                                           --------
TOTAL INVESTMENTS (97.3%)
   (Cost $184,930) .........................................................               $186,056
                                                                                           ========

PERCENTAGES ARE BASED ON NET ASSETS OF $191,141.

*    NON-INCOME PRODUCING SECURITY.

(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT OCTOBER 31, 2008 WAS $13,107 AND REPRESENTED 6.9% OF NET ASSETS.

(2)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

LTD. -- LIMITED

SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                        FMC SELECT FUND

October 31, 2008

Assets:
   Investments at Value (Cost $184,930) .............................................   $   186,056
   Receivable for Investment Securities Sold ........................................         6,182
   Dividends and Interest Receivable ................................................            94
   Other Assets .....................................................................            22
                                                                                        -----------
      Total Assets ..................................................................       192,354
                                                                                        -----------
Liabilities:
   Payable for Investment Securities Purchased ......................................           930
   Payable to Investment Adviser ....................................................           133
   Payable for Capital Shares Redeemed ..............................................            68
   Payable to Administrator .........................................................            20
   Payable to Trustees and Officers .................................................             4
   Other Accrued Expenses ...........................................................            58
                                                                                        -----------
      Total Liabilities .............................................................         1,213
                                                                                        -----------
   Net Assets .......................................................................   $   191,141
                                                                                        ===========
Net Assets Consist of:
   Paid-in Capital ..................................................................   $   189,966
   Accumulated Net Realized Gain on Investments .....................................            49
   Net Unrealized Appreciation on Investments .......................................         1,126
                                                                                        -----------
   Net Assets .......................................................................   $   191,141
                                                                                        ===========
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value) ................................................    11,927,599(1)
                                                                                        -----------
   Net Asset Value, Offering and Redemption Price Per Share .........................   $     16.03
                                                                                        ===========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND

For the Year Ended October 31, 2008

Investment Income:
   Dividend Income (less foreign taxes withheld of $70) ..................   $  3,387
   Interest Income .......................................................        361
                                                                             --------
      Total Investment Income ............................................      3,748
                                                                             --------
Expenses:
   Investment Advisory Fees ..............................................      2,176
   Administration Fees ...................................................        307
   Trustees' and Officers' Fees ..........................................         15
   Transfer Agent Fees ...................................................         54
   Professional Fees .....................................................         41
   Printing Fees .........................................................         26
   Custodian Fees ........................................................         22
   Registration and Filing Fees ..........................................         20
   Other Expenses ........................................................         17
                                                                             --------
      Total Expenses .....................................................      2,678
                                                                             --------
      Net Investment Income ..............................................      1,070
                                                                             --------
   Net Realized Gain on Investments ......................................        108
   Net Realized Loss on Foreign Currency Transactions ....................        (12)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ...    (96,384)
                                                                             --------
      Net Realized and Unrealized Loss on Investments ....................    (96,288)
                                                                             --------
Net Decrease in Net Assets Resulting from Operations .....................   $(95,218)
                                                                             ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the Years Ended October 31,

                                                             2008       2007
                                                          ---------   --------
Operations:
   Net Investment Income ..............................   $   1,070   $  2,188
   Net Realized Gain on Investments and Foreign Currency
      Transactions ....................................          96      5,553
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ..................................     (96,384)    25,323
                                                          ---------   --------
      Net Increase (Decrease) in Net Assets Resulting
         from Operations ..............................     (95,218)    33,064
                                                          ---------   --------
Dividends and Distributions:
   Net Investment Income ..............................      (1,115)    (2,419)
   Net Realized Gain ..................................      (5,526)    (5,727)
                                                          ---------   --------
      Total Dividends and Distributions ...............      (6,641)    (8,146)
                                                          ---------   --------
Capital Share Transactions:
   Issued .............................................      16,511     22,554
   In Lieu of Dividends and Distributions .............         141        188
   Redeemed ...........................................     (39,186)   (31,030)
                                                          ---------   --------
      Net Decrease in Net Assets Derived from Capital
         Share Transactions ...........................     (22,534)    (8,288)
                                                          ---------   --------
      Total Increase (Decrease) in Net Assets .........    (124,393)    16,630
                                                          ---------   --------
Net Assets:
   Beginning of Year ..................................     315,534    298,904
                                                          ---------   --------
   End of Year ........................................   $ 191,141   $315,534
                                                          =========   ========
Undistributed Net Investment Income ...................   $      --   $     --
                                                          =========   ========
Shares Issued and Redeemed:
   Issued .............................................         750        980
   In Lieu of Dividends and Distributions .............           6          8
   Redeemed ...........................................      (1,924)    (1,344)
                                                          ---------   --------
      Net Decrease in Shares Outstanding from Capital
         Share Transactions ...........................      (1,168)      (356)
                                                          =========   ========

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

                                  Realized
          Net                       and
         Asset                   Unrealized                 Dividends   Distributions       Total
         Value,        Net          Gain         Total      from Net         from         Dividends
       Beginning   Investment    (Loss) on       from      Investment      Realized          and
        of Year      Income     Investments   Operations     Income         Gains       Distributions
       ---------   ----------   -----------   ----------   ----------   -------------   -------------
2008     $24.09     $0.08(2)      $(7.63)       $(7.55)      $(0.09)       $(0.42)         $(0.51)
2007      22.22      0.17(2)        2.32          2.49        (0.18)        (0.44)          (0.62)
2006      20.78      0.23(2)        2.07          2.30        (0.23)        (0.63)          (0.86)
2005      20.36      0.21(2)        1.08          1.29        (0.21)        (0.66)          (0.87)
2004      19.48      0.19           1.44          1.63        (0.19)        (0.56)          (0.75)

                                                        Ratio
         Net                    Net                    of Net
        Asset                 Assets,    Ratio of    Investment
        Value,                  End      Expenses      Income     Portfolio
         End       Total      of Year   to Average   to Average    Turnover
       of Year   Return(1)     (000)    Net Assets   Net Assets      Rate
       -------   ---------   --------   ----------   ----------   ---------
2008   $16.03     (31.94%)   $191,141      0.99%        0.39%        17%
2007    24.09      11.39      315,534      0.98         0.71         19
2006    22.22      11.33      298,904      1.00         1.07         13
2005    20.78       6.30      279,779      1.02         0.97         18
2004    20.36       8.54      249,200      1.02         0.93         11

(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)  Per share calculations were performed using average shares for the period.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                   FMC SELECT FUND

October 31, 2008

1. ORGANIZATION:

THE ADVISERS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the FMC Select Fund (the "Fund" and together with the FMC Strategic Value Fund, the "Funds"). The Fund seeks a total return principally through capital appreciation and, to a limited degree, through current income by investing principally in equity securities of U.S. companies with medium and large market capitalizations and secondarily in investment grade fixed income securities. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2008, there were no securities valued in accordance with the Fair Value Procedures.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its

NOTES TO FINANCIAL STATEMENTS                                   FMC SELECT FUND

October 31, 2008

     net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that materially affected the value of those securities (a "Significant Event") has occurred between the time of a security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If First Manhattan Co. (the "Adviser") becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     FEDERAL INCOME TAXES --It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last four tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME --Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are recorded in interest income. Dividend income is recorded on the ex-date.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                                   FMC SELECT FUND

October 31, 2008

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, each of whom is an employee of the Administrator, is paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by Securities and Exchange
Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

The Fund effects brokerage or other agency transactions through the Adviser, a registered broker-dealer, for a brokerage commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the year ended October 31, 2008, the Adviser received $99,059 in brokerage commissions.

4. ADMINISTRATION ,DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.00% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2008, were as follows (000):

Purchases
   U.S. Government.....    $    --
   Other...............     45,832
Sales and Maturities
   U.S. Government.....        882
   Other...............     64,738

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to foreign exchange transactions, realized gains

NOTES TO FINANCIAL STATEMENTS                                   FMC SELECT FUND

October 31, 2008

(losses) on paydowns and distribution reclasses have been reclassified to/from the following accounts as of October 31, 2008 (000):

 UNDISTRIBUTED   ACCUMULATED NET
NET INVESTMENT      REALIZED
   INCOME             LOSS
--------------   ---------------
     $45              $(45)

These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2008 and 2007 was as follows (000):

       ORDINARY     LONG-TERM
        INCOME    CAPITAL GAIN    TOTAL
       --------   ------------   ------
2008    $1,066       $5,575      $6,641
2007     2,414        5,732       8,146

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Long-Term Capital Gains.....    $   64
Unrealized Appreciation...................     1,111
                                              ------
Total Distributable Earnings..............    $1,175
                                              ======

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2008, were as follows (000):

             AGGREGATE     AGGREGATE
               GROSS         GROSS           NET
 FEDERAL    UNREALIZED     UNREALIZED     UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   APPRECIATION
--------   ------------   ------------   ------------
$184,945      $41,444       $(40,333)       $1,111

8. OTHER:

At October 31, 2008, one shareholder of record held 98% of the Fund's total outstanding shares. The shareholder of record was an omnibus account for the exclusive benefit of customers maintained by the Adviser in its capacity as a broker-dealer.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative instruments and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of FMC Select Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the FMC Select Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FMC Select Fund of The Advisors' Inner Circle Fund at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
December 19, 2008

DISCLOSURE OF FUND EXPENSES                                      FMC SELECT FUND

                                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                         05/01/08     10/31/08     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $  727.40      0.98%       $4.26
HYPOTHETICAL 5% RETURN    1,000.00    1,020.21      0.98         4.98

* Expenses are equal to the Fund's annualized expense ratio period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-362-4099. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN THE
                                                                               ADVISORS'
                                TERM OF                                          INNER
    NAME,      POSITION(S)    OFFICE AND                                      CIRCLE FUND
  ADDRESS,      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY             OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST   TIME SERVED(2)       DURING PAST 5 YEARS         BOARD MEMBER           HELD BY BOARD MEMBER(3)
-------------  -----------  --------------  -------------------------------  ------------  -----------------------------------------
INTERESTED
BOARD MEMBERS
ROBERT A.        Chairman    (Since 1991)   Currently performs various            34       Trustee of The Advisors' Inner Circle
NESHER            of the                    services on behalf of SEI                      Fund II, Bishop Street Funds, SEI Asset
62 yrs. old        Board                    Investments for which                          Allocation Trust, SEI Daily Income
               of Trustees                  Mr.Nesher is compensated.                      Trust, SEI Institutional International
                                                                                           Trust, SEI Institutional Investments
                                                                                           Trust, SEI Institutional Managed Trust,
                                                                                           SEI Liquid Asset Trust, SEI Tax Exempt
                                                                                           Trust, and SEI Alpha Strategy
                                                                                           Portfolios, L.P., Director of SEI Global
                                                                                           Master Fund, plc, SEI Global Assets
                                                                                           Fund, plc, SEI Global Investments Fund,
                                                                                           plc, SEI Investments Global, Limited,
                                                                                           SEI Investments -- Global Fund Services,
                                                                                           Limited, SEI Investments (Europe),
                                                                                           Limited, SEI Investments -- Unit Trust
                                                                                           Management (UK), Limited, SEI Global
                                                                                           Nominee Ltd., SEI Opportunity Fund,
                                                                                           L.P., SEI Structured Credit Fund, L.P.,
                                                                                           and SEI Multi-Strategy Funds plc.

WILLIAM M.       Trustee     (Since 1992)   Self-employed consultant since        34       Trustee of The Advisors' Inner Circle
DORAN                                       2003. Partner, Morgan, Lewis &                 Fund II, Bishop Street Funds, SEI Asset
1701 Market Street                          Bockius LLP (law firm) from 1976               Allocation Trust, SEI Daily Income
Philadelphia, PA 19103                      to 2003,counsel to the Trust,                  Trust, SEI Institutional International
68 yrs. old                                 SEI, SIMC, the Administrator                   Trust, SEI Institutional Investments
                                            and the Distributor. Secretary                 Trust, SEI Institutional Managed Trust,
                                            of SEI since 1978.                             SEI Liquid Asset Trust, SEI Tax Exempt
                                                                                           Trust, and SEI Alpha Strategy
                                                                                           Portfolios, L.P., Director of SEI since
                                                                                           1974. Director of the Distributor since
                                                                                           2003. Director of SEI Investments --
                                                                                           Global Fund Services, Limited, SEI
                                                                                           Investments Global, Limited, SEI
                                                                                           Investments (Europe), Limited, SEI
                                                                                           Investments (Asia), Limited and SEI
                                                                                           Asset Korea Co., Ltd.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN THE
                                                                               ADVISORS'
                                TERM OF                                          INNER
    NAME,      POSITION(S)    OFFICE AND                                      CIRCLE FUND
  ADDRESS,      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY             OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST   TIME SERVED(2)       DURING PAST 5 YEARS         BOARD MEMBER           HELD BY BOARD MEMBER(3)
-------------  -----------  --------------  -------------------------------  ------------  -----------------------------------------
INDEPENDENT
BOARD MEMBERS
JAMES M.         Trustee     (Since 1994)   Attorney, sole practitioner           34       Trustee of The Advisors' Inner Circle
STOREY                                      since 1994. Partner, Dechert                   Fund II, Bishop Street Funds,
77 yrs. old                                 Price & Rhoads, September 1987-                Massachusetts Health and Education
                                            December 1993.                                 Tax-Exempt Trust, and U.S. Charitable
                                                                                           Gift Trust, SEI Asset Allocation Trust,
                                                                                           SEI Daily Income Trust, SEI Institutional
                                                                                           International Trust, SEI Institutional
                                                                                           Investments Trust, SEI Institutional
                                                                                           Managed Trust, SEI Liquid Asset Trust,
                                                                                           SEI Tax Exempt Trust, and SEI Alpha
                                                                                           Strategy Portfolios, L.P.

GEORGE J.        Trustee     (Since 1999)   Self-Employed Consultant,             34       Trustee of The Advisors' Inner Circle
SULLIVAN,JR.                                Newfound Consultants Inc. since                Fund II, Bishop Street Funds, State
65 yrs. old                                 April 1997.                                    Street Navigator Securities Lending
                                                                                           Trust, SEI Asset Allocation Trust, SEI
                                                                                           Daily Income Trust, SEI Institutional
                                                                                           International Trust, SEI Institutional
                                                                                           Investments Trust, SEI Institutional
                                                                                           Managed Trust, SEI Liquid Asset Trust,
                                                                                           SEI Tax Exempt Trust, and SEI Alpha
                                                                                           Strategy Portfolios, L.P., Director of
                                                                                           SEI Opportunity Fund, L.P., and SEI
                                                                                           Structured Credit Fund, L.P.

BETTY L.         Trustee     (Since 2005)   Vice President Compliance, AARP       34       Trustee of The Advisors' Inner Circle
KRIKORIAN                                   Financial Inc. since September                 Fund II and Bishop Street Funds.
65 yrs. old                                 2008. Self-Employed Legal and
                                            Financial Services Consultant
                                            since 2003. In-house Counsel,
                                            State Street Bank Global
                                            Securities and Cash Operations
                                            from 1995 to 2003.

CHARLES E.       Trustee     (Since 2005)   Self-Employed Business                34       Director, Crown Pacific, Inc. and Trustee
CARLBOM                                     Consultant, Business Project                   of The Advisors' Inner Circle Fund II and
74 yrs. old                                 Inc. since 1997. CEO and                       Bishop Street Funds.
                                            President, United Grocers Inc.
                                            from 1997 to 2000.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS'INNER CIRCLE FUND (UNAUDITED)

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN THE
                                                                               ADVISORS'
                                                                                 INNER
                                TERM OF                                       CIRCLE FUND
    NAME,      POSITION(S)    OFFICE AND                                      OVERSEEN BY
  ADDRESS,      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)       BOARD MEMBER             OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST   TIME SERVED(2)       DURING PAST 5 YEARS           /OFFICER         HELD BY BOARD MEMBER/OFFICER(3)
-------------  -----------  --------------  -------------------------------  ------------  -----------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
MITCHELL A.      Trustee     (Since 2005)   Private Investor since 1994.          34       Trustee of The Advisors' Inner Circle
JOHNSON                                                                                    Fund II, and Bishop Street Funds, SEI
66 yrs. old                                                                                Asset Allocation Trust, SEI Daily Income
                                                                                           Trust, SEI Institutional International
                                                                                           Trust, SEI Institutional Investments
                                                                                           Trust, SEI Institutional Managed Trust,
                                                                                           SEI Liquid Asset Trust, SEI Tax Exempt
                                                                                           Trust, and SEI Alpha Strategy Portfolios,
                                                                                           L.P.

JOHN K.          Trustee     (Since 2008)   CEO, Office of Finance, FHL           34       Director of Federal Home Loan Bank of
DARR                                        Banks from 1992 to 2007.                       Pittsburgh and Manna, Inc. and Trustee of
64 yrs. old                                                                                The Advisors' Inner Circle Fund II and
                                                                                           Bishop Street Funds.

OFFICERS
PHILIP T.       President    (Since 2008)   Managing Director of SEI              N/A                         N/A
MASTERSON                                   Investments since 2006. Vice
44 yrs. old                                 President and Assistant
                                            Secretary of the Administrator
                                            from 2004 to 2006. General
                                            Counsel of Citco Mutual Fund
                                            Services from 2003 to 2004.
                                            Vice President and Associate
                                            Counsel for the Oppenheimer
                                            Funds from 2001 to 2003.

MICHAEL         Treasurer,   (Since 2005)   Director, SEI Investments, Fund       N/A                         N/A
LAWSON          Controller                  Accounting since July 2005.
48 yrs. old        and                      Manager, SEI Investments, Fund
                  Chief                     Accounting from April 1995 to
                Financial                   February 1998 and November
                 Officer                    1998 to July 2005.

RUSSELL           Chief      (Since 2006)   Director of Investment Product        N/A                         N/A
EMERY           Compliance                  Management and Development at
45 yrs. old      Officer                    SEI Investments since February
                                            2003. Senior Investment
                                            Analyst, Equity team at SEI
                                            Investments from March 2000 to
                                            February 2003.

----------
(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS'INNER CIRCLE FUND (UNAUDITED)

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN THE
                                                                               ADVISORS'
                                TERM OF                                      INNER CIRCLE
    NAME,      POSITION(S)    OFFICE AND                                         FUND
  ADDRESS,      HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN BY             OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST     TIME SERVED         DURING PAST 5 YEARS           OFFICER                 HELD BY OFFICER
-------------  -----------  --------------  -------------------------------  ------------  -----------------------------------------
OFFICERS (CONTINUED)
JOSEPH M.          Vice      (Since 2007)   Corporate Counsel of SEI since        N/A                         N/A
GALLO           President                   2007; Associate Counsel, ICMA
35 yrs. old        and                      Retirement Corporation 2004-
                Secretary                   2007; Federal Investigator,
                                            U.S. Department of Labor
                                            2002-2004; U.S. Securities and
                                            Exchange Commission-Division of
                                            Investment Management, 2003.

CAROLYN F.         Vice      (Since 2007)   Corporate Counsel of SEI since        N/A                         N/A
MEAD            President                   2007; Associate, Stradley,
51 yrs. old        and                      Ronon, Stevens & Young
                Assistant                   2004-2007; Counsel, ING
                Secretary                   Variable Annuities, 1999-2002.

JAMES              Vice      (Since 2004)   Employed by SEI Investments           N/A                         N/A
NDIAYE          President                   Company since 2004. Vice
40 yrs. old        and                      President, Deutsche Asset
                Assistant                   Management from 2003-2004.
                Secretary                   Associate, Morgan, Lewis &
                                            Bockius LLP from 2000-2003.
                                            Counsel, Assistant Vice
                                            President, ING Variable
                                            Annuities Group from 1999-2000.

TIMOTHY D.        Vice      (Since 2000)    General Counsel, Vice President       N/A                         N/A
BARTO           President                   and Secretary of SEI
40 yrs. old        and                      Investments Global Funds
                Assistant                   Services since 1999; Associate,
                Secretary                   Dechert (law firm) from
                                            1997-1999; Associate, Richter,
                                            Miller & Finn (law firm) from
                                            1994-1997.

ANDREW S.          AML      (Since 2008)    Compliance Officer and Product        N/A                         N/A
DECKER           Officer                    Manager, SEI, 2005-2008. Vice
45 yrs. old                                 President, Old Mutual Capital,
                                            2000-2005. Operations Director,
                                            Prudential Investments, 1998-
                                            2000.

----------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                                 FMC SELECT FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                               QUALIFYING FOR
                                                  CORPORATE
  LONG-TERM       ORDINARY                        DIVIDENDS     QUALIFYING       U.S.          INTEREST       SHORT-TERM
CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE      DIVIDEND     GOVERNMENT       RELATED       CAPITAL GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   INTEREST (3)   DIVIDENDS (4)   DIVIDENDS (5)
------------   -------------   -------------   --------------   ----------   ------------   -------------   -------------
   83.94%          16.06%         100.00%          100.00%        100.00%        2.11%          9.58%           0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

                                     NOTES

================================================================================


                                 FMC SELECT FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted proxies is also available on the SEC's website on Form N-PX at http://www.sec.gov.

FMC-AR-002-0800

================================================================================

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.